Net Loss per Share - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Options for purchase of ordinary shares [Member]
Net Loss per Share [Line Items]
Anti dilutive securities excluded in calculation of earnings per share	3,685,694	6,363,378	5,047,330